Leases - Schedule of Minimum Future Revenues to be Received (Details) $ in Millions	Jun. 30, 2026 USD ($)
Leases [Abstract]
2026	$ 68.6
2027	106.9
2028	35.8
Total minimum contractual future revenues	$ 211.3